Schedule of Investments (unaudited)
July 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Bahrain — 0.1%
Bapco Energies Sukuk Ltd., 6.25%, 01/29/35(a)	$19,251	$18,615,717
Chile — 1.3%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)	13,354	12,469,832
3.15%, 01/14/30(a)	11,750	10,904,940
3.63%, 08/01/27(a)	4,000	3,928,000
3.70%, 01/30/50(a)	33,967	22,396,991
4.38%, 02/05/49(a)	15,213	11,390,734
4.50%, 08/01/47(a)	15,912	12,264,970
5.53%, 01/30/37	12,050	11,588,485
5.95%, 01/08/34(a)	15,765	15,866,211
6.30%, 09/08/53(a)	18,595	18,170,476
6.33%, 01/13/35(a)	17,900	18,354,660
6.44%, 01/26/36(a)	18,845	19,573,924
6.78%, 01/13/55(a)	18,150	18,610,828
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(a)	11,912	9,739,847
		185,259,898
China — 1.2%
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 4.15%, (3-year CMT + 3.67%)(a)(b)(c)	19,543	19,415,970
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	20,397	18,901,900
5.13%, 03/14/28(a)	35,046	35,239,979
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	20,108	18,903,330
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)	24,527	22,338,456
2.70%, 05/13/30(a)	29,816	27,953,693
2.95%, 11/12/29(a)	18,259	17,436,067
State Grid Overseas Investment BVI Ltd., 1.63%, 08/05/30(a)	23,259	20,875,883
		181,065,278
Hong Kong — 0.3%
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.23%)(a)(c)	40,871	41,339,382
Indonesia — 0.6%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30(a)	9,093	9,073,086
Pertamina Hulu Energi PT, 5.25%, 05/21/30(a)	8,850	8,760,128
Pertamina Persero PT
5.63%, 05/20/43(a)	12,685	11,410,411
6.00%, 05/03/42(a)	10,515	9,888,937
6.45%, 05/30/44(a)	14,341	13,946,623
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)	9,111	5,905,043
5.25%, 10/24/42(a)	9,725	8,213,541
5.45%, 05/21/28(a)	8,506	8,516,633
5.45%, 02/03/36(a)	8,825	8,274,408
6.15%, 05/21/48(a)	9,842	8,931,615
		92,920,425
Malaysia — 2.0%
Petronas Capital Ltd.
2.48%, 01/28/32(a)	25,813	22,660,458
Security	Par (000)	Value
Malaysia (continued)
3.40%, 04/28/61(a)	$37,429	$23,383,566
3.50%, 04/21/30(a)	47,240	44,954,056
4.50%, 03/18/45(a)	32,100	26,900,282
4.55%, 04/21/50(a)	58,149	47,598,155
4.80%, 04/21/60(a)	21,220	17,649,098
4.95%, 01/03/31(a)	33,490	33,473,593
5.34%, 04/03/35(a)	37,923	37,886,973
5.85%, 04/03/55(a)	33,942	33,202,743
		287,708,924
Mexico — 1.8%
Comision Federal de Electricidad
6.05%, 01/28/34	5,355	5,165,219
6.45%, 01/24/35(a)	5,750	5,637,875
Mexico City Airport Trust, 5.50%, 07/31/47(a)	11,332	9,523,979
Petroleos Mexicanos
5.95%, 01/28/31	22,962	22,526,870
6.35%, 02/12/48	9,876	7,811,916
6.38%, 01/23/45	7,298	5,953,343
6.50%, 01/23/29	6,833	6,930,029
6.50%, 06/02/41	9,041	7,843,158
6.63%, 06/15/35	17,171	16,288,239
6.70%, 02/16/32	41,755	41,684,016
6.75%, 09/21/47	34,767	28,524,585
6.84%, 01/23/30	14,688	14,920,805
6.95%, 01/28/60	23,464	18,879,604
7.69%, 01/23/50	50,533	45,211,875
8.75%, 06/02/29	11,701	12,446,110
10.00%, 02/07/33	12,866	14,873,096
		264,220,719
Oman — 0.2%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	20,915	21,263,235
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	21,552	17,687,403
Banco Nacional de Panama, 2.50%, 08/11/30(a)	16,070	14,221,468
		31,908,871
Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	17,634	15,156,423
5.63%, 06/19/47(a)	36,581	26,209,189
		41,365,612
Saudi Arabia — 1.7%
Gaci First Investment Co.
4.75%, 02/14/30(a)	10,359	10,151,820
4.88%, 05/14/29(a)	16,850	16,733,566
4.88%, 02/14/35(a)	12,807	12,184,836
5.00%, 10/13/27(a)	6,704	6,701,922
5.00%, 01/29/29(a)	10,250	10,198,852
5.00%, 09/15/35(a)	12,400	11,830,344
5.13%, 02/14/53(a)	10,812	8,846,162
5.25%, 01/29/30(a)	15,096	15,024,596
5.25%, 10/13/32(a)	10,687	10,538,451
5.25%, 05/14/33(a)	11,350	11,126,291
5.25%, 01/29/34(a)	10,250	10,050,023
5.38%, 01/29/54(a)	9,850	8,288,086
5.63%, 07/29/34(a)	10,250	10,224,375
6.25%, 05/14/56(a)	15,850	14,926,103
SRC Sukuk Ltd.
4.38%, 04/02/29(a)	8,400	8,224,650

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
4.88%, 10/02/35(a)	$5,550	$5,247,747
5.00%, 02/27/28(a)	5,050	5,043,688
5.00%, 01/14/32(a)	3,000	2,940,480
5.38%, 02/27/35(a)	5,400	5,344,313
5.38%, 07/14/36(a)	2,575	2,514,190
Suci Second Investment Co.
4.38%, 09/10/27(a)	8,150	8,113,081
4.88%, 05/08/32(a)	7,800	7,595,094
5.13%, 01/28/36(a)	12,650	12,267,084
5.17%, 03/05/31(a)	12,450	12,335,335
6.00%, 10/25/28(a)	13,613	13,851,227
6.25%, 10/25/33(a)	7,950	8,373,894
		248,676,210
South Africa — 0.3%
Eskom Holdings, 6.35%, 08/10/28(a)	19,541	19,834,115
Transnet, 8.25%, 02/06/28(a)	19,371	20,013,342
		39,847,457
Turkey — 0.1%
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31(a)	11,925	11,500,112
TVF Varlik Kiralama A/S, 6.95%, 01/23/30(a)	7,650	7,653,290
		19,153,402
Total Corporate Bonds & Notes — 10.1% (Cost: $1,651,566,771)		1,473,345,130
Foreign Government Obligations(d)
Angola — 1.6%
Angolan Government International Bonds
8.00%, 11/26/29(a)	30,661	31,312,546
8.75%, 04/14/32(a)	36,801	37,520,092
9.13%, 11/26/49(a)	26,464	24,697,528
9.24%, 01/15/31(a)	33,625	35,180,829
9.38%, 03/31/33(a)	32,150	33,044,413
9.38%, 05/08/48(a)	37,208	35,670,937
9.88%, 03/31/37(a)	40,375	41,877,354
		239,303,699
Argentina — 3.4%
Argentine Republic Government International Bonds
0.75%, 07/09/30(e)	111,928	97,768,791
1.00%, 07/09/29	16,705	14,959,883
3.50%, 07/09/41(e)	113,558	83,976,312
4.38%, 07/09/46(e)	20,154	14,964,198
4.75%, 07/09/35(e)	223,433	176,400,629
5.00%, 01/09/38(e)	123,790	102,126,394
		490,196,207
Azerbaijan — 0.1%
Republic of Azerbaijan International Bonds, 3.50%, 09/01/32(a)	22,109	20,361,284
Bahrain — 3.0%
Bahrain Government International Bonds
5.25%, 01/25/33(a)	21,282	18,747,527
5.45%, 09/16/32(a)	21,160	18,904,344
5.63%, 09/30/31(a)	20,925	19,171,694
5.63%, 05/18/34(a)	21,213	18,599,983
6.00%, 09/19/44(a)	25,816	20,598,070
6.63%, 10/06/37(a)	20,500	18,439,955
6.75%, 09/20/29(a)	25,744	25,036,040
7.00%, 10/12/28(a)	33,111	32,879,885
Security	Par (000)	Value
Bahrain (continued)
7.10%, 02/03/38(a)	$26,775	$24,900,214
7.13%, 06/10/36(a)	200	188,934
7.13%, 02/25/37(f)(g)(h)	20,500	19,365,735
7.38%, 05/14/30(a)	20,414	20,209,860
7.50%, 02/12/36(a)	20,446	19,912,564
7.75%, 04/18/35(a)	20,989	20,802,198
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(a)	20,229	18,676,627
3.95%, 09/16/27(a)	18,785	18,209,615
5.87%, 02/06/34(a)	31,400	29,319,750
5.88%, 06/05/32(a)	25,413	24,050,863
6.00%, 02/12/31(a)	20,924	20,037,869
6.25%, 10/18/30(a)	20,996	20,431,627
6.25%, 07/07/33(a)	36,425	35,218,240
		443,701,594
Benin — 0.2%
Benin Government International Bonds, 7.96%, 02/13/38(a)	22,725	23,506,513
Bolivia — 0.1%
Bolivia Government Bonds, 9.45%, 05/14/31(a)	20,300	20,604,500
Brazil — 3.8%
Brazil Government International Bonds, 5.50%, 02/04/33	18,300	17,753,928
Brazilian Government International Bonds
3.75%, 09/12/31	17,178	15,788,300
3.88%, 06/12/30	40,929	38,871,499
4.50%, 05/30/29	23,020	22,879,808
4.63%, 01/13/28	31,863	31,889,446
4.75%, 01/14/50	40,892	28,933,952
5.00%, 01/27/45	36,052	27,818,084
5.50%, 11/06/30	26,250	26,348,438
5.63%, 01/07/41	25,252	22,745,739
5.63%, 02/21/47	29,217	23,913,238
6.00%, 10/20/33	27,026	26,840,331
6.13%, 01/22/32	23,209	23,487,508
6.13%, 03/15/34	26,121	25,898,972
6.25%, 03/18/31	23,662	24,389,607
6.25%, 05/22/36	41,500	40,203,125
6.63%, 03/15/35	53,817	54,345,483
7.13%, 01/20/37	18,486	19,498,109
7.13%, 05/13/54	22,215	21,250,869
7.25%, 01/12/56	41,900	40,134,962
8.25%, 01/20/34	16,746	18,690,378
		551,681,776
Bulgaria — 0.2%
Bulgaria Government International Bonds, 5.00%, 03/05/37(a)	31,326	29,826,111
Chile — 2.0%
Chile Government International Bonds
2.45%, 01/31/31	18,867	16,923,699
2.55%, 01/27/32	18,961	16,564,330
2.55%, 07/27/33	28,631	24,035,724
3.10%, 05/07/41	33,942	24,811,602
3.10%, 01/22/61	25,633	15,008,634
3.24%, 02/06/28	19,754	19,338,178
3.25%, 09/21/71	12,548	7,341,458
3.50%, 01/31/34	18,964	16,821,068
3.50%, 01/25/50	29,277	19,981,553

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chile (continued)
3.50%, 04/15/53	$19,467	$12,921,221
3.86%, 06/21/47	13,179	9,818,355
4.00%, 01/31/52	12,238	9,068,358
4.34%, 03/07/42	25,837	21,793,510
4.85%, 01/22/29	21,725	21,690,675
4.95%, 01/05/36	21,555	20,781,796
5.33%, 01/05/54	18,681	16,933,717
5.65%, 01/13/37	20,443	20,651,723
		294,485,601
China — 1.7%
China Government International Bonds
1.20%, 10/21/30(a)	40,586	36,079,331
1.75%, 10/26/31(a)	20,488	18,227,559
2.13%, 12/03/29(a)	40,487	38,069,522
2.63%, 11/02/27(a)	16,216	15,933,355
3.50%, 10/19/28(a)	20,459	20,253,796
3.63%, 11/13/28(a)	41,450	41,048,349
3.75%, 11/13/30(a)	41,081	40,399,877
4.13%, 11/20/27(a)	21,197	21,209,930
Export-Import Bank of China (The), 4.01%, 11/05/27, (1-day SOFR Index + 0.38%)(a)(c)	17,300	17,294,637
		248,516,356
Colombia — 3.3%
Colombia Government International Bonds
3.00%, 01/30/30	21,358	19,435,780
3.13%, 04/15/31	35,857	31,558,821
3.25%, 04/22/32	25,676	22,017,170
4.50%, 03/15/29	24,831	24,197,313
5.00%, 06/15/45	35,302	26,829,520
5.20%, 05/15/49	27,814	21,069,105
5.38%, 01/21/29	35,900	35,792,300
5.63%, 02/26/44	38,108	31,648,694
6.13%, 01/21/31	27,400	27,454,800
6.13%, 01/18/41	37,865	34,343,555
6.50%, 01/21/33	26,300	26,339,450
7.38%, 04/25/30	34,300	35,933,366
7.38%, 09/18/37	27,995	29,030,815
7.50%, 02/02/34	40,312	42,279,226
7.75%, 11/07/36	36,178	38,654,746
8.00%, 04/20/33	29,262	31,554,092
8.38%, 11/07/54	2,683	2,941,239
		481,079,992
Costa Rica — 1.0%
Costa Rica Government International Bonds
6.13%, 02/19/31(a)	24,851	25,450,406
6.55%, 04/03/34(a)	31,943	33,504,374
7.00%, 04/04/44(a)	20,805	21,852,115
7.16%, 03/12/45(a)	27,952	29,768,321
7.30%, 11/13/54(a)	31,671	34,263,905
		144,839,121
Dominican Republic — 3.4%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	34,814	33,394,981
4.88%, 09/23/32(a)	54,141	50,725,244
5.30%, 01/21/41(a)	26,428	22,844,363
5.50%, 02/22/29(a)	31,015	30,864,577
5.75%, 03/17/34(a)	21,500	20,835,865
5.88%, 10/28/35(a)	27,750	26,787,353
5.88%, 01/30/60(a)	56,376	47,637,720
6.00%, 07/19/28(a)	22,108	22,338,586
Security	Par (000)	Value
Dominican Republic (continued)
6.00%, 02/22/33(a)	$31,219	$30,973,306
6.15%, 05/17/38	26,500	25,395,538
6.40%, 06/05/49(a)	26,785	24,989,334
6.50%, 02/15/48(a)	17,848	16,882,959
6.85%, 01/27/45(a)	35,789	35,229,976
6.95%, 03/15/37(a)	34,993	35,935,145
7.05%, 02/03/31(a)	20,861	21,689,912
7.15%, 02/24/55(a)	17,519	17,763,215
7.45%, 04/30/44(a)	26,371	27,686,386
		491,974,460
Ecuador — 1.9%
Ecuador Government International Bonds
6.00%, 07/31/40(a)(e)	63,500	51,218,208
6.90%, 07/31/35(a)(e)	127,041	114,417,760
8.75%, 01/29/34(a)	56,880	56,430,648
9.25%, 01/29/39(a)	48,880	48,651,706
		270,718,322
Egypt — 3.1%
Egypt Government International Bonds
5.80%, 09/30/27(a)	20,754	20,682,814
5.88%, 02/16/31(a)	31,585	30,258,430
6.59%, 02/21/28(a)	26,029	26,124,526
7.05%, 01/15/32(a)	21,295	20,964,928
7.30%, 09/30/33(a)	23,400	22,891,050
7.50%, 02/16/61(a)	32,327	26,766,756
7.60%, 03/01/29(a)	37,039	37,909,416
7.63%, 05/29/32(a)	37,240	37,351,720
7.63%, 05/20/34(a)	21,375	21,139,875
7.90%, 02/21/48(a)	32,235	28,366,800
8.50%, 01/31/47(a)	53,404	50,092,952
8.63%, 02/04/30(a)	26,162	27,503,457
8.70%, 03/01/49(a)	32,407	30,811,603
8.88%, 05/29/50(a)	42,544	40,842,240
9.45%, 02/04/33(a)	26,800	29,124,096
		450,830,663
El Salvador — 0.3%
El Salvador Government International Bonds
9.25%, 04/17/30(a)	21,114	22,628,718
9.65%, 11/21/54(a)	20,965	23,900,100
		46,528,818
Ghana — 0.9%
Ghana Government International Bonds
5.00%, 07/03/29(a)(e)	44,977	43,933,694
5.00%, 07/03/35(a)(e)	87,645	80,223,564
		124,157,258
Guatemala — 0.3%
Guatemala Government Bonds
6.13%, 06/01/50(a)	29,549	28,311,488
6.60%, 06/13/36(a)	21,068	21,860,999
		50,172,487
Hungary — 3.3%
Hungary Government International Bonds
2.13%, 09/22/31(a)	45,586	39,033,468
3.13%, 09/21/51(a)	41,753	25,193,343
5.25%, 06/16/29(a)	35,592	35,757,503
5.38%, 09/26/30(a)	30,725	30,847,900
5.50%, 06/16/34(a)	25,586	25,478,283
5.50%, 03/26/36(a)	50,143	49,121,086
6.00%, 09/26/35(a)	46,000	46,777,860

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hungary (continued)
6.13%, 05/22/28(a)	$41,680	$42,454,831
6.25%, 09/22/32(a)	38,066	39,719,587
6.75%, 09/25/52(a)	25,837	26,885,465
6.75%, 09/23/55(a)	31,150	32,075,155
7.63%, 03/29/41	34,236	39,327,578
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(a)	22,769	23,016,727
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	21,673	22,181,665
		477,870,451
India — 0.7%
Export-Import Bank of India
2.25%, 01/13/31(a)	20,620	18,213,646
3.25%, 01/15/30(a)	20,462	19,255,560
3.88%, 02/01/28(a)	19,058	18,774,989
5.50%, 01/18/33(a)	20,750	20,832,585
5.50%, 01/13/35(a)	21,012	20,940,349
		98,017,129
Indonesia — 3.6%
Indonesia Government International Bonds
1.85%, 03/12/31	11,952	10,361,428
2.15%, 07/28/31	11,704	10,164,807
2.85%, 02/14/30	11,654	10,809,085
3.05%, 03/12/51	19,577	11,628,738
3.50%, 01/11/28	10,755	10,614,540
3.55%, 03/31/32	9,456	8,652,240
3.70%, 10/30/49	8,837	6,035,671
3.85%, 07/18/27(a)	1,075	1,071,592
3.85%, 10/15/30	15,813	15,144,426
4.10%, 04/24/28	9,535	9,476,646
4.20%, 10/15/50	16,167	11,920,576
4.35%, 02/21/31	10,500	10,195,500
4.35%, 01/11/48	16,487	12,612,555
4.45%, 04/15/70	9,328	6,759,349
4.55%, 01/11/28	8,038	8,042,983
4.63%, 04/15/43(a)	14,983	12,529,983
4.65%, 09/20/32	13,670	13,186,902
4.75%, 02/11/29	11,200	11,236,736
4.75%, 09/10/34	10,250	9,710,030
4.75%, 07/18/47(a)	9,730	8,033,964
4.85%, 01/11/33	11,927	11,543,547
4.90%, 04/16/36	12,200	11,480,444
4.95%, 02/21/36	10,000	9,423,700
5.13%, 01/15/45(a)	19,210	16,892,890
5.25%, 01/17/42(a)	21,159	19,431,156
5.25%, 01/08/47(a)	13,964	12,430,753
5.35%, 02/11/49	9,693	8,710,130
5.60%, 01/15/35	10,450	10,423,666
5.69%, 05/29/36	12,050	11,972,880
5.95%, 01/08/46(a)	11,198	10,824,435
6.63%, 02/17/37(a)	13,379	14,096,114
6.75%, 01/15/44(a)	18,418	19,370,395
7.75%, 01/17/38(a)	18,380	21,100,332
8.50%, 10/12/35(a)	14,695	17,505,419
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(a)	9,548	8,504,690
2.80%, 06/23/30(a)	9,379	8,641,810
4.40%, 03/01/28(a)	15,087	15,074,025
4.45%, 02/20/29(a)	11,204	11,147,980
4.50%, 12/01/30(a)	10,750	10,526,615
Security	Par (000)	Value
Indonesia (continued)
4.55%, 07/23/30(a)	$10,150	$9,985,062
4.70%, 06/06/32(a)	13,733	13,392,971
5.00%, 05/25/30(a)	10,350	10,342,962
5.20%, 07/02/34(a)	9,450	9,241,533
5.20%, 07/23/35(a)	10,250	9,973,250
5.40%, 11/15/28(a)	10,000	10,172,000
5.60%, 11/15/33(a)	9,100	9,134,125
		519,530,635
Ivory Coast — 1.0%
Ivory Coast Government International Bonds
6.13%, 06/15/33(a)	26,423	25,685,137
6.75%, 02/25/41(a)	27,525	25,891,942
7.63%, 01/30/33(a)	23,459	24,537,176
8.08%, 04/01/36(a)	37,571	39,947,366
8.25%, 01/30/37(a)	31,522	34,016,651
		150,078,272
Jamaica — 0.5%
Jamaica Government International Bonds
7.88%, 07/28/45	38,365	44,671,727
8.00%, 03/15/39	25,976	30,494,525
		75,166,252
Jordan — 0.5%
Jordan Government International Bonds
5.85%, 07/07/30(a)	26,429	26,398,607
7.38%, 10/10/47(a)	20,880	20,195,971
7.50%, 01/13/29(a)	26,350	27,223,766
		73,818,344
Kazakhstan — 1.1%
Kazakhstan Government International Bonds
4.41%, 10/28/30(a)	31,250	30,460,937
4.71%, 04/09/35(a)	31,713	30,251,982
4.88%, 10/14/44(a)	20,862	18,300,772
5.00%, 07/01/32(a)	28,550	28,194,267
5.50%, 07/01/37(a)	24,050	23,860,486
6.50%, 07/21/45(a)	31,772	33,254,482
		164,322,926
Kenya — 0.9%
Republic of Kenya Government International Bonds
6.30%, 01/23/34(a)	21,367	18,945,905
8.25%, 02/28/48(a)	21,065	19,527,255
8.70%, 02/26/39(a)	28,625	27,498,893
9.50%, 03/05/36(a)	31,916	32,929,014
9.75%, 02/16/31(a)	31,795	33,726,228
		132,627,295
Latvia — 0.2%
Latvia Government International Bonds, 5.13%, 07/30/34(a)	25,918	25,686,811
Lebanon — 0.3%
Lebanon Government International Bonds
6.00%, 01/27/23(a)(g)(h)	21,568	5,748,087
6.10%, 10/04/22(a)(g)(h)	9,077	2,401,139
6.10%, 10/04/24(a)	21,875	5,786,594
6.60%, 11/27/26(a)(g)(h)	32,262	8,634,585
6.65%, 02/26/30(a)(g)(h)	28,017	7,648,641
6.75%, 11/29/27(a)(g)(h)	18,919	5,100,562
6.85%, 03/23/27(a)(g)(h)	24,769	6,743,888

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lebanon (continued)
7.00%, 03/23/32(a)(g)(h)	$18,729	$5,113,017
		47,176,513
Mexico — 4.3%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(a)	73,590	73,484,950
Mexico Government International Bonds
2.66%, 05/24/31	18,055	15,891,108
3.25%, 04/16/30	12,222	11,394,937
3.50%, 02/12/34	17,304	14,492,100
3.75%, 04/19/71	18,921	10,236,261
3.77%, 05/24/61	18,931	10,733,877
4.28%, 08/14/41	14,504	10,986,780
4.35%, 01/15/47	7,895	5,546,238
4.40%, 02/12/52	13,938	9,475,052
4.50%, 04/22/29	16,032	15,829,195
4.50%, 01/31/50	12,503	8,791,484
4.60%, 01/23/46	15,031	11,107,909
4.60%, 02/10/48	11,164	8,066,772
4.75%, 03/22/31	9,200	8,937,800
4.75%, 04/27/32	14,518	13,785,857
4.75%, 03/08/44	23,266	17,949,719
4.88%, 05/19/33	13,208	12,350,140
5.00%, 04/27/51	15,712	11,787,928
5.38%, 03/22/33	24,957	24,083,505
5.55%, 01/21/45	16,445	14,303,039
5.63%, 02/09/34	18,385	17,745,202
5.63%, 09/22/35	16,000	15,224,000
5.75%, 12/31/99	16,972	13,091,692
5.85%, 07/02/32	24,150	24,163,766
6.00%, 05/13/30	10,750	11,001,281
6.00%, 05/07/36	24,685	24,050,349
6.05%, 01/11/40	16,810	15,787,112
6.13%, 02/09/38	25,275	24,151,526
6.25%, 08/27/37	30,060	29,278,440
6.34%, 05/04/53	18,348	16,310,271
6.35%, 02/09/35	17,454	17,521,722
6.40%, 05/07/54	15,072	13,491,399
6.63%, 01/29/38	17,420	17,367,043
6.75%, 09/27/34	10,611	10,982,385
6.75%, 02/09/56	21,200	19,705,400
6.88%, 05/13/37	25,050	25,659,717
7.38%, 05/13/55	15,508	15,616,556
8.30%, 08/15/31	6,086	6,986,728
		627,369,240
Morocco — 0.6%
Morocco Government International Bonds
3.00%, 12/15/32(a)	21,222	18,232,669
4.00%, 12/15/50(a)	26,517	18,211,610
5.95%, 03/08/28(a)	23,688	23,962,781
6.50%, 09/08/33(a)	26,440	27,629,536
		88,036,596
Nigeria — 2.6%
Nigeria Government International Bonds
6.13%, 09/28/28(a)	25,908	25,951,007
6.50%, 11/28/27(a)	29,392	29,597,744
7.14%, 02/23/30(a)	26,730	27,314,719
7.38%, 09/28/33(a)	32,270	33,001,561
7.63%, 11/28/47(a)	32,339	31,482,017
7.70%, 02/23/38(a)	26,817	27,339,932
7.88%, 02/16/32(a)	31,674	33,308,378
8.25%, 09/28/51(a)	26,801	27,159,329
Security	Par (000)	Value
Nigeria (continued)
8.38%, 03/24/29(a)	$26,248	$27,665,392
8.63%, 01/13/36(a)	26,650	28,995,200
8.75%, 01/21/31(a)	21,007	22,608,784
9.13%, 01/13/46(a)	23,175	25,631,550
10.38%, 12/09/34(a)	31,777	37,876,595
		377,932,208
Oman — 2.5%
Oman Government International Bonds
5.63%, 01/17/28(a)	48,610	48,897,047
6.00%, 08/01/29(a)	45,503	46,403,049
6.25%, 01/25/31(a)	35,175	36,439,189
6.50%, 03/08/47(a)	42,191	42,925,545
6.75%, 10/28/27(a)	26,201	26,692,269
6.75%, 01/17/48(a)	59,320	61,739,663
7.00%, 01/25/51(a)	21,327	23,137,876
7.38%, 10/28/32(a)	21,820	24,176,560
Oman Sovereign Sukuk Co.
4.53%, 04/17/33(a)	20,950	20,262,421
4.88%, 06/15/30(a)	36,633	36,236,997
		366,910,616
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	20,045	20,370,731
Pakistan Government International Bonds
6.88%, 12/05/27(a)	29,905	30,078,449
7.38%, 04/08/31(a)	29,898	29,300,040
		79,749,220
Panama — 2.9%
Panama Government International Bonds
2.25%, 09/29/32	42,045	34,661,898
3.16%, 01/23/30	25,640	23,896,224
3.30%, 01/19/33	17,315	15,100,065
3.87%, 07/23/60	39,335	25,513,861
3.88%, 03/17/28	26,322	25,838,991
4.30%, 04/29/53	24,873	18,056,181
4.50%, 05/15/47	18,984	15,009,320
4.50%, 04/16/50	37,404	28,380,824
4.50%, 04/01/56	32,612	24,066,025
4.50%, 01/19/63	26,171	18,920,063
5.23%, 02/23/34	24,950	24,083,057
5.66%, 02/23/38	25,750	25,038,785
6.40%, 02/14/35	41,994	43,386,941
6.70%, 01/26/36	34,858	36,673,056
6.85%, 03/28/54	23,570	24,251,645
6.88%, 01/31/36	17,461	18,549,344
8.00%, 03/01/38	19,720	22,546,345
		423,972,625
Paraguay — 0.3%
Paraguay Government International Bonds
5.40%, 03/30/50(a)	24,668	21,671,085
6.10%, 08/11/44(a)	21,119	20,748,784
		42,419,869
Peru — 2.7%
Peruvian Government International Bonds
1.86%, 12/01/32	17,746	14,534,151
2.78%, 01/23/31	50,736	46,386,910
2.78%, 12/01/60	36,036	18,452,234
3.00%, 01/15/34	41,188	34,902,299
3.23%, 12/31/99	18,915	9,722,310
3.30%, 03/11/41	23,575	17,673,235

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
3.55%, 03/10/51	$32,226	$21,440,280
3.60%, 01/15/72	18,835	11,395,175
5.38%, 02/08/35	22,955	22,627,891
5.50%, 03/30/36	29,250	28,920,353
5.63%, 11/18/50	46,221	42,939,309
5.88%, 08/08/54	31,685	29,926,482
6.20%, 06/30/55	26,000	25,597,000
6.55%, 03/14/37	20,952	22,239,710
8.75%, 11/21/33	40,089	47,826,177
		394,583,516
Philippines — 3.4%
Philippines Government International Bonds
1.65%, 06/10/31	17,699	15,133,530
2.46%, 05/05/30	14,490	13,258,350
2.65%, 12/10/45	20,943	12,659,625
2.95%, 05/05/45	18,896	12,069,820
3.00%, 02/01/28	26,635	26,039,042
3.20%, 07/06/46	31,971	20,901,041
3.70%, 03/01/41	27,804	21,723,265
3.70%, 02/02/42	28,367	21,554,949
3.75%, 01/14/29	22,128	21,651,142
3.95%, 01/20/40	28,112	23,016,981
4.20%, 03/29/47	14,404	10,979,593
4.75%, 03/05/35	14,843	14,035,986
5.00%, 07/17/33	17,336	16,959,982
5.00%, 01/27/36	20,850	19,950,114
5.00%, 01/13/37	18,243	17,194,575
5.25%, 05/14/34	13,900	13,651,885
5.33%, 06/24/36	24,700	24,178,089
5.50%, 02/04/35	17,660	17,639,868
5.50%, 01/17/48	17,568	16,146,046
5.60%, 05/14/49	14,350	13,222,233
5.75%, 01/27/51	15,350	14,450,183
5.90%, 02/04/50	13,900	13,338,023
6.38%, 01/15/32	14,446	15,312,760
6.38%, 10/23/34	26,074	27,540,662
7.75%, 01/14/31	24,238	26,904,180
9.50%, 02/02/30	28,632	32,758,444
ROP Sukuk Trust, 5.05%, 06/06/29(a)	14,325	14,359,523
		496,629,891
Poland — 3.5%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(a)	27,405	27,464,469
5.75%, 07/09/34(a)	27,232	27,712,645
6.25%, 10/31/28(a)	14,995	15,527,322
6.25%, 07/09/54(a)	27,436	26,778,359
Republic of Poland Government International Bonds
4.63%, 03/18/29	22,906	22,912,643
4.63%, 04/14/31	15,300	15,178,671
4.88%, 02/12/30	42,709	42,935,358
4.88%, 10/04/33	38,928	38,055,234
5.13%, 09/18/34	46,918	46,249,888
5.38%, 02/12/35	42,729	42,600,386
5.38%, 04/14/36	39,575	39,028,469
5.50%, 11/16/27	21,499	21,756,128
5.50%, 04/04/53	39,407	35,382,757
5.50%, 03/18/54	55,195	49,397,317
5.75%, 11/16/32	23,609	24,360,711
Security	Par (000)	Value
Poland (continued)
6.13%, 04/14/56	$39,700	$38,102,472
		513,442,829
Romania — 3.3%
Romanian Government International Bonds
3.00%, 02/14/31(a)	25,328	22,580,165
3.63%, 03/27/32(a)	21,332	19,008,945
4.00%, 02/14/51(a)	38,660	25,114,696
5.13%, 06/15/48(a)	23,010	18,147,987
5.25%, 11/25/27(a)	16,824	16,802,634
5.75%, 09/16/30(a)	38,002	37,936,447
5.75%, 03/24/35(a)	40,950	38,986,038
5.75%, 07/04/36(a)	38,800	36,394,400
5.88%, 01/30/29(a)	39,032	39,266,582
6.00%, 05/25/34(a)	18,876	18,409,952
6.13%, 01/22/44(a)	19,084	17,717,967
6.38%, 01/30/34(a)	38,888	38,836,668
6.63%, 02/17/28(a)	29,394	29,911,628
6.63%, 05/16/36(a)	33,502	33,604,516
7.13%, 01/17/33(a)	30,566	32,138,315
7.50%, 02/10/37(a)	23,818	25,350,450
7.63%, 01/17/53(a)	23,772	24,951,804
		475,159,194
Saudi Arabia — 4.5%
KSA Ijarah Sukuk Ltd.
4.25%, 09/09/30(a)	13,550	13,160,438
4.88%, 09/09/35(a)	19,850	19,088,356
KSA Sukuk Ltd.
2.25%, 05/17/31(a)	11,485	10,126,784
2.97%, 10/29/29(a)	16,034	15,080,137
4.27%, 05/22/29(a)	19,098	18,755,000
4.30%, 01/19/29(a)	12,401	12,232,966
4.51%, 05/22/33(a)	18,241	17,488,376
5.25%, 06/04/30(a)	8,700	8,752,200
5.25%, 06/04/34(a)	14,700	14,589,897
5.27%, 10/25/28(a)	15,479	15,600,510
Saudi Government International Bonds
2.25%, 02/02/33(a)	17,898	14,963,712
2.75%, 02/03/32(a)	5,736	5,079,572
3.25%, 10/22/30(a)	9,409	8,751,593
3.25%, 11/17/51(a)	7,837	4,790,680
3.45%, 02/02/61(a)	13,252	7,787,935
3.63%, 03/04/28(a)	28,680	28,155,443
3.75%, 01/21/55(a)	17,444	11,358,137
4.13%, 01/12/29(a)	15,500	15,211,235
4.38%, 04/16/29(a)	25,333	24,938,059
4.38%, 01/12/31(a)	17,400	16,878,000
4.50%, 04/17/30(a)	19,145	18,738,169
4.50%, 10/26/46(a)	40,910	32,287,399
4.50%, 04/22/60(a)	18,731	13,721,862
4.63%, 10/04/47(a)	27,269	21,660,312
4.75%, 01/18/28(a)	19,162	19,133,065
4.75%, 01/16/30(a)	20,779	20,606,327
4.88%, 07/18/33(a)	21,186	20,625,524
4.88%, 01/12/36(a)	16,950	16,168,775
5.00%, 01/16/34(a)	25,630	25,155,332
5.00%, 04/17/49(a)	21,753	18,085,227
5.00%, 01/18/53(a)	20,825	16,981,122
5.13%, 01/13/28(a)	28,420	28,518,049
5.25%, 01/16/50(a)	21,079	18,140,060
5.38%, 01/13/31(a)	18,821	18,971,568

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
5.50%, 10/25/32(a)	$15,423	$15,610,544
5.63%, 01/13/35(a)	25,008	25,355,111
5.75%, 01/16/54(a)	30,014	27,470,313
5.88%, 01/12/56(a)	22,050	20,210,810
		660,228,599
Senegal — 0.2%
Senegal Government International Bonds
6.25%, 05/23/33(a)	23,029	12,055,912
6.75%, 03/13/48(a)	21,238	10,831,380
7.75%, 06/10/31(a)	21,994	11,811,878
		34,699,170
Serbia — 0.7%
Serbia International Bonds
2.13%, 12/01/30(a)	24,963	21,679,866
5.50%, 05/06/36(a)	26,025	24,820,303
6.00%, 06/12/34(a)	31,472	31,520,467
6.50%, 09/26/33(a)	20,871	21,599,189
		99,619,825
South Africa — 2.9%
Republic of South Africa Government International Bonds
4.30%, 10/12/28	39,834	39,171,561
4.85%, 09/27/27	17,521	17,503,654
4.85%, 09/30/29	39,538	39,033,890
5.00%, 10/12/46	20,457	15,411,690
5.38%, 07/24/44	20,625	16,835,156
5.65%, 09/27/47	30,396	24,719,243
5.75%, 09/30/49	60,872	49,411,629
5.88%, 06/22/30	27,391	27,805,289
5.88%, 04/20/32	27,777	28,083,102
6.13%, 12/11/37(a)	34,925	33,388,300
7.10%, 11/19/36(a)	40,201	42,040,598
7.25%, 12/11/55(a)	35,325	33,695,458
7.30%, 04/20/52	31,799	30,760,763
7.95%, 11/19/54(a)	29,819	30,914,848
		428,775,181
Sri Lanka — 0.9%
Sri Lanka Government International Bonds
3.10%, 01/15/30(a)(e)	21,297	21,596,769
3.35%, 03/15/33(a)(e)	44,687	42,285,037
3.60%, 06/15/35(a)(e)	30,501	25,082,466
3.85%, 02/15/38(a)(e)	42,346	42,610,277
		131,574,549
Suriname — 0.2%
Suriname Government International Bonds, 8.50%, 11/06/35(a)	27,360	29,461,522
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 6.50%, 01/28/36(a)	20,750	21,000,868
Turkey — 4.6%
Hazine Mustesarligi Varlik Kiralama A/S
6.50%, 04/26/30(a)	22,016	22,064,160
6.70%, 07/02/32(a)	7,000	6,948,970
6.70%, 07/02/32(f)	11,850	11,763,613
6.75%, 09/01/30(a)	22,450	22,602,211
8.51%, 01/14/29(a)	21,965	23,154,185
Turkiye Government International Bonds
4.88%, 04/16/43	25,223	18,315,681
Security	Par (000)	Value
Turkey (continued)
5.13%, 02/17/28	$16,643	$16,429,637
5.25%, 03/13/30	16,958	16,259,161
5.75%, 05/11/47	29,794	23,003,054
5.88%, 06/26/31	14,659	14,110,167
5.95%, 01/15/31	18,882	18,351,793
6.00%, 01/14/41	25,818	22,020,947
6.13%, 10/24/28	22,707	22,696,328
6.30%, 03/14/33	17,600	16,871,360
6.38%, 05/22/31	16,500	16,191,450
6.50%, 09/20/33	13,303	12,841,519
6.50%, 01/03/35	30,008	28,627,032
6.63%, 02/17/45	25,800	22,587,126
6.75%, 05/30/40	17,265	16,158,659
6.80%, 11/04/36	19,100	18,345,168
6.88%, 03/17/36	23,666	22,992,466
6.88%, 01/14/38	13,150	12,511,962
6.95%, 09/16/35	16,350	15,955,965
7.13%, 02/12/32	21,186	21,356,124
7.13%, 07/17/32	14,206	14,275,467
7.25%, 05/29/32	17,250	17,427,502
7.25%, 03/05/38	8,784	8,808,771
7.63%, 04/26/29	24,776	25,639,691
7.63%, 05/15/34	25,250	25,917,105
8.00%, 02/14/34	13,157	13,909,712
8.60%, 09/24/27	15,367	15,847,219
9.13%, 07/13/30	20,936	22,718,072
9.38%, 03/14/29	18,414	19,803,336
9.38%, 01/19/33	22,798	25,433,221
9.88%, 01/15/28	29,084	30,669,951
11.88%, 01/15/30	12,042	14,112,501
		676,721,286
Ukraine — 1.9%
Ukraine Government International Bonds
3.00%, 02/01/34(a)(e)	42,499	24,181,534
3.00%, 02/01/35(a)(e)	34,454	20,629,312
3.00%, 02/01/36(a)(e)	29,250	17,440,478
4.00%, 02/01/32(a)(e)	74,450	61,689,270
4.50%, 02/01/29(a)(e)	24,647	20,884,638
4.50%, 02/01/34(a)(e)	66,693	46,579,243
6.00%, 02/01/35(a)(e)	62,734	43,019,832
6.00%, 02/01/36(a)(e)	52,444	35,750,084
		270,174,391
Uruguay — 2.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	27,970	24,501,383
Uruguay Government International Bonds
4.38%, 01/23/31	39,579	39,460,500
4.98%, 04/20/55	54,693	46,762,386
5.10%, 06/18/50	84,376	74,672,573
5.44%, 02/14/37	47,908	47,689,584
5.75%, 10/28/34	46,301	47,582,172
7.63%, 03/21/36	22,221	25,595,601
		306,264,199
Zambia — 0.0%
Zambia Government International Bonds, 0.50%, 12/31/53(a)	100	74,000
Total Foreign Government Obligations — 87.1% (Cost: $13,896,799,366)		12,731,578,784
Total Long-Term Investments — 97.2% (Cost: $15,548,366,137)		14,204,923,914

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(i)(j)	228,590,000	$228,590,000
Total Short-Term Securities — 1.6% (Cost: $228,590,000)		228,590,000
Total Investments — 98.8% (Cost: $15,776,956,137)		14,433,513,914
Other Assets Less Liabilities — 1.2%		173,634,437
Net Assets — 100.0%		$14,607,148,351

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Perpetual security with no stated maturity date.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$63,850,000	$164,740,000 (a)	$—	$—	$—	$228,590,000	228,590,000	$2,450,303	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan USD Emerging Markets Bond ETF

Fair Value Hierarchy as of Period End (continued)
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,473,345,130	$—	$1,473,345,130
Foreign Government Obligations	—	12,731,578,784	—	12,731,578,784
Short-Term Securities
Money Market Funds	228,590,000	—	—	228,590,000
	$228,590,000	$14,204,923,914	$—	$14,433,513,914

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate